COMMITMENT (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease term	2 years
Lease expiration date	Aug. 31, 2016	Aug. 31, 2014
Monthly rent payment, year one	$ 10,280
Monthly rent payment, year two	10,588
Security deposit	$ 40,000